Foreclosed Assets (Tables)	12 Months Ended
Dec. 31, 2016
Foreclosed Assets [Abstract]
Foreclosed assets

	2016	2015
Commercial real estate	$-	$1,636
Single-family residential	204	-
Subtotal	204	1,636
Valuation Allowance	-	-
Total	$204	$1,636

Expenses related to foreclosed assets

	2016	2015
Net loss (gain) on sales	$(4)	$-
Operating expenses, net of rental income	69	137
	$65	$137